Summary of Significant Accounting Policies - Related to Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 173,896	$ 176,796	$ 494,115	$ 416,559	$ 581,693	$ 244,327
Leasing commissions
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	(28,180)	(23,586)	(74,109)	(60,112)	(82,306)	(41,602)
Legal and marketing costs
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	(7,751)	(8,781)	(24,271)	(23,998)	(31,660)	(18,674)
Leases in place
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ (137,965)	$ (144,429)	$ (395,735)	$ (332,449)	$ (467,727)	$ (184,051)